13. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Years Ended December 31,
	2016	2015 (Combined – Note 2)	2014 (Combined – Note 2)
Current	$6,454	$1,992	$—
Deferred	(5,168)	(4,855)	(7,309)
Total	$1,286	$(2,863)	$(7,309)

Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2016	2015 (Combined – Note 2)
Deferred income tax assets:
Provision for credit losses	$6,476	$2,451
Accrued liabilities	4,373	2,785
Organization cost	—	298
Tax loss carried forward	12,678	12,115
	23,527	17,649
Valuation allowance	—	—
Deferred income tax assets, net	$23,527	$17,649

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2016	2015 (Combined – Note 2)	2014 (Combined – Note 2)
Statutory EIT rate	25.0%	25.0%	25.0%
Non-deductible expenses	2.6%	(3.2)%	(5.7)%
Non-taxable income	—%	1.5%	0.9%
Tax-exempt entities	10.7%	—%	—%
Different tax rates in other jurisdictions	0.8%	—%	(0.3)%
Effective tax rate	39.1%	23.3%	19.9%